Label	Element	Value
RiskReturnAbstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Registrant Name	dei_EntityRegistrantName	VOYAGEUR INTERMEDIATE TAX FREE FUNDS
EntityCentralIndexKey	dei_EntityCentralIndexKey	0000773675
AmendmentFlag	dei_AmendmentFlag	false
DocumentCreationDate	dei_DocumentCreationDate	Dec. 26, 2019
DocumentEffectiveDate	dei_DocumentEffectiveDate	Dec. 27, 2019
ProspectusDate	rr_ProspectusDate	Dec. 27, 2019
Delaware Tax-Free Minnesota Intermediate Fund
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	Delaware Tax-Free Minnesota Intermediate Fund
ObjectiveHeading	rr_ObjectiveHeading	What are the Fund’s investment objectives?
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

ExpenseHeading	rr_ExpenseHeading	What are the Fund’s fees and expenses?
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
PortfolioTurnoverRate	rr_PortfolioTurnoverRate	19.00%
ExpenseBreakpointDiscounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
ExpenseBreakpointMinimumInvestmentRequiredAmount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

StrategyHeading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Minnesota state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. Under normal circumstances, the Fund will maintain a dollar-weighted average effective maturity of more than 3 years but less than 10 years.

StrategyPortfolioConcentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Minnesota state personal income taxes.
RiskHeading	rr_RiskHeading	What are the principal risks of investing in the Fund?
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Industry and sector risk — The risk that the value of securities in a particular industry or sector  (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

RiskLoseMoney	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	How has Delaware Tax-Free Minnesota Intermediate Fund performed?
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

PerformanceAvailabilityPhone	rr_PerformanceAvailabilityPhone	800 523-1918
PerformanceAvailabilityWebSiteAddress	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
PerformancePastDoesNotIndicateFuture	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
BarChartClosingTextBlock	rr_BarChartClosingTextBlock	As of Sept. 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 5.72%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 4.74% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -3.60% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
PerformanceTableHeading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
PerformanceTableUsesHighestFederalRate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
PerformanceTableNotRelevantToTaxDeferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
PerformanceTableOneClassOfAfterTaxShown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Tax-Free Minnesota Intermediate Fund | Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
IndexNoDeductionForFeesExpensesTaxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	1.54%
5 years	rr_AverageAnnualReturnYear05	3.23%
10 years or lifetime	rr_AverageAnnualReturnYear10	4.19%
Delaware Tax-Free Minnesota Intermediate Fund | Class A
RiskReturnAbstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DXCCX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 year	rr_ExpenseExampleYear01	$ 346
Expense Example, with Redemption, 3 years	rr_ExpenseExampleYear03	565
Expense Example, with Redemption, 5 years	rr_ExpenseExampleYear05	802
Expense Example, with Redemption, 10 years	rr_ExpenseExampleYear10	$ 1,482
AnnualReturn2009	rr_AnnualReturn2009	9.98%
AnnualReturn2010	rr_AnnualReturn2010	1.80%
AnnualReturn2011	rr_AnnualReturn2011	8.70%
AnnualReturn2012	rr_AnnualReturn2012	5.37%
AnnualReturn2013	rr_AnnualReturn2013	(2.06%)
AnnualReturn2014	rr_AnnualReturn2014	6.65%
AnnualReturn2015	rr_AnnualReturn2015	2.58%
AnnualReturn2016	rr_AnnualReturn2016	(0.05%)
AnnualReturn2017	rr_AnnualReturn2017	4.19%
Annual Return 2018	rr_AnnualReturn2018	0.42%
BarChartYearToDateReturnDate	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
BarChartYearToDateReturn	rr_BarChartYearToDateReturn	5.72%
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	4.74%
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(3.60%)
1 year	rr_AverageAnnualReturnYear01	(2.32%)
5 years	rr_AverageAnnualReturnYear05	2.15%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.40%
Delaware Tax-Free Minnesota Intermediate Fund | Class A | After Taxes on Distributions
RiskReturnAbstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.32%)
5 years	rr_AverageAnnualReturnYear05	2.13%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.38%
Delaware Tax-Free Minnesota Intermediate Fund | Class A | After Taxes on Distributions and Sales
RiskReturnAbstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.24%)
5 years	rr_AverageAnnualReturnYear05	2.34%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.37%
Delaware Tax-Free Minnesota Intermediate Fund | Class C
RiskReturnAbstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVSCX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 year	rr_ExpenseExampleYear01	$ 259
Expense Example, with Redemption, 3 years	rr_ExpenseExampleYear03	541
Expense Example, with Redemption, 5 years	rr_ExpenseExampleYear05	948
Expense Example, with Redemption, 10 years	rr_ExpenseExampleYear10	2,086
Expense Example, No Redemption, 1 year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 years	rr_ExpenseExampleNoRedemptionYear03	541
Expense Example, No Redemption, 5 years	rr_ExpenseExampleNoRedemptionYear05	948
Expense Example, No Redemption, 10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,086
1 year	rr_AverageAnnualReturnYear01	(1.31%)
5 years	rr_AverageAnnualReturnYear05	1.88%
10 years or lifetime	rr_AverageAnnualReturnYear10	2.82%
Delaware Tax-Free Minnesota Intermediate Fund | Institutional Class
RiskReturnAbstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMIIX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 years	rr_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 years	rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 years	rr_ExpenseExampleYear10	$ 956
Label	rr_AverageAnnualReturnLabel	(lifetime: 12/31/13–12/31/18)
1 year	rr_AverageAnnualReturnYear01	0.66%
5 years	rr_AverageAnnualReturnYear05	2.91%
Lifetime	rr_AverageAnnualReturnSinceInception	2.93%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.56% of the Fund’s average daily net assets from Dec. 27, 2019 through Dec. 28, 2020. In addition, the Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund’s Class A shares’ 12b-1 fees to no more than 0.15% of the Class A shares' average daily net assets from Dec. 27, 2019 through Dec. 28, 2020. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.
[2]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).